Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 30% Portfolio - VIP FundsManager 30% Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2023
Annual Return 2024	6.42%